Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 736	$ 0
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	3,473	736
Increases in unrecognized tax benefits as a result of tax positions taken during current year	19,039	0
Balance, end of year	$ 23,248	$ 736